Income Taxes	12 Months Ended
Dec. 31, 2023
Income Tax Disclosure [Abstract]
Income Taxes

17. Income Taxes

A summary of the Company’s current and deferred tax provision is as follows:

	Year Ended December 31,
	2023	2022
Current income tax expense:
Federal	$-	$-
State	10	13
Total current income tax expense	10	13
Deferred income tax expense (benefit):
Federal	1	1
State	(1)	(1)
Total deferred tax expense	—	—
Total expense from income taxes	$10	$13

A reconciliation of the U.S. federal statutory income tax rate to the Company’s effective income tax rate is as follows:

	Year Ended December 31,
	2023	2022
Federal statutory income tax rate	21.0%	21.0%
State income taxes, net of federal benefits	1.4%	(38.9)%
Interest accretion expense	11.0%	(186.9)%
Change in valuation allowance	(20.0)%	269.1%
Mark to market warrant	0.5%	(58.5)%
Deferred true-up	(2.4)%	0.2%
Stock-based compensation	(0.0)%	(8.2)%
Impairment	(12.0)%	5.3%
Other permanent items	0.5%	(3.1)%
Effective income tax rate	(0.0)%	(0.0)%

Net deferred tax liabilities as of December 31, 2023 and 2022 consisted of the following:

	Year Ended December 31,
	2023	2022
Deferred tax assets:
Net operating loss carryforwards	$109,544	$102,723
Research and development tax credit carryforwards	5,674	5,674
Stock-based compensation expense	16,539	14,321
Startup costs	498	588
Intangible assets	3,442	3,905
Deferred revenue	1,441	1,135
Unicap	5	6
Imputed interest on contingent payments	110	5,654
Legal fee capitalization and amortization	1,171	1,342
Capitalized research and development	26,613	19,318
Other	4,751	3,121
Total deferred tax assets	169,788	157,787
Deferred tax liabilities:
In-process research and development	—	(27,271)
Total deferred tax liabilities	—	(27,271)
Valuation allowance	(169,797)	(130,525)
Net deferred tax liabilities	$(9)	$(9)

A reconciliation of the beginning and ending amounts of unrecognized tax benefits is as follows:

Unrecognized Tax Benefits
Balance at December 31, 2021	$1,270
Decrease related to current year tax provisions	(242)
Balance at December 31, 2022	$1,028
Decrease related to current year tax provisions	—
Balance at December 31, 2023	$1,028

As of December 31, 2023 and 2022, the Company had U.S. federal and state net operating loss carryforwards of $109,544 and $102,723, respectively, which may be available to offset future taxable income and begin to expire in 2040. As of December 31, 2023 and 2022, the Company also had U.S. federal and state research and development tax credit carryforwards of $5,674, which may be available to offset future tax liabilities and begin to expire in 2032.

Utilization of the U.S. federal and state net operating loss carryforwards and research and development tax credit carryforwards may be subject to an annual limitation under Sections 382 and 383 of the Internal Revenue Code of 1986, and corresponding provisions of state law, due to ownership changes that have occurred previously or that could occur in the future. These ownership changes may limit the amount of carryforwards that can be utilized annually to offset future taxable income or tax liabilities. In general, an ownership change, as defined by Section 382, results from transactions increasing the ownership of certain stockholders in the stock of a corporation by more than 50% over a three-year period. A corporation that experiences an ownership change is subject to an annual limitation under Section 382, which is determined by first multiplying the value of the Company’s stock at the time of the ownership change by the applicable long-term tax-exempt rate subject to additional adjustments, as required. The Company experienced an ownership change on August 15, 2017. The annual limitation from the ownership change is not expected to result in the expiration of net operating losses or research and development credits before utilization.

The realization of deferred tax assets is dependent upon the Company’s ability to generate taxable income in future years. ASC 740-10, Income Taxes, requires a valuation allowance to be applied against deferred tax assets when it is considered “more likely than not” that some or all of the gross deferred tax assets will not be realized. The Company considers all available positive and negative evidence, including scheduled reversals of deferred tax liabilities, projected future taxable income, tax planning strategies, and recent financial performance.

At December 31, 2023, based upon the weight of available evidence, the Company concluded that it is not more likely than not that the benefits of the federal and state deferred tax assets will be realized. Accordingly, the Company has recorded valuation allowance against its federal and state gross deferred tax assets. The valuation allowance increased by $39,272 during the year ended December 31, 2023.

The impact of an uncertain income tax position is recognized at the largest amount that is “more likely than not” to be sustained upon audit by the relevant taxing authority. An uncertain tax position will not be recognized if it has less than a 50% likelihood of being sustained.

As of December 31, 2023 and 2022, the Company had gross unrecognized tax benefits of $1,028. The Company does not expect that there will be a significant change in the unrecognized tax benefits over the next 12 months. The Company’s policy is to record interest and penalties related to income taxes as part of its income tax provision. As of December 31, 2023 and 2022, the Company had no accrued interest or penalties related to uncertain tax positions and no amounts had been recognized in the Company’s consolidated statements of operations. The Company files income tax returns in the U.S. and numerous states, as prescribed by the tax laws of the jurisdictions in which it operates. In the normal course of business, the Company is subject to examination by federal and state jurisdictions, where applicable. There are currently no pending tax examinations. The Company is open to future tax examination under statute from 2017 to the present; however, carryforward attributes that were acquired may still be adjusted upon examination by federal, state or local tax authorities if they either have been or will be used in a future period.